Overlay Shares Small Cap Equity ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 99.9%		Shares	Value
iShares Core S&P Small-Cap ETF(a)(f)		97,996	$10,745,262
TOTAL EXCHANGE TRADED FUNDS (Cost $10,300,908)			10,745,262

PURCHASED OPTIONS - 0.0%(b)(c)(d)	Notional Amount	Contracts	Value
Put Options - 0.0%(d)			$–
S&P 500 Index		–	$–
Expiration: 06/03/2024; Exercise Price: $5,220.00	2,638,755	5	400
Expiration: 06/03/2024; Exercise Price: $5,175.00(g)	2,638,755	5	125
Expiration: 06/07/2024; Exercise Price: $5,175.00(g)	2,638,755	5	1,875
Expiration: 06/14/2024; Exercise Price: $5,150.00(g)	2,638,755	5	5,575
Total Put Options			7,975
TOTAL PURCHASED OPTIONS (Cost $25,055)			7,975

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%		Shares
First American Government Obligations Fund - Class X, 5.24%(e)		6,092	6,092
TOTAL SHORT-TERM INVESTMENTS (Cost $6,092)			6,092

TOTAL INVESTMENTS - 100.0% (Cost $10,332,055)			$10,759,329
Liabilities in Excess of Other Assets - 0.0%(f)			(5,027)
TOTAL NET ASSETS - 100.0%			$10,754,302

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(f)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $7,518,372.
(g)	Held in connection with a written option, see Schedule of Written Options for more detail.

Overlay Shares Small Cap Equity ETF
Schedule of Written Options
as of May 31, 2024 (Unaudited)

WRITTEN OPTIONS - (0.2)% (a)(b)	Notional Amount	Contracts	Value
Put Options - (0.2)%
S&P 500 Index	0	0	–
Expiration: 06/03/2024; Exercise Price: $5,275.00	$(2,638,755)	(5)	$(4,400)
Expiration: 06/07/2024; Exercise Price: $5,275.00	(2,638,755)	(5)	(12,000)
Expiration: 06/14/2024; Exercise Price: $5,200.00	(2,638,755)	(5)	(9,325)
Total Put Options			(25,725)
TOTAL WRITTEN OPTIONS (Premiums received $49,543)			(25,725)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Overlay Shares Small Cap Equity ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$10,745,261	$–	$–	$10,745,261
Purchased Options	400	7,575	–	7,975
Money Market Funds	6,092	–	–	6,092
Total Investments	$10,751,754	$7,575	$–	$10,759,329

Liabilities:
Investments:
Written Options	$–	$(25,725)	$–	$(25,725)
Total Investments	$–	$(25,725)	$–	$(25,725)